Fair Value Of Assets And Liabilities (Summary Of Changes In Level 3 Assets And Liabilities Measured At Fair Value) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Trading Account Assets [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		$ 4,377	$ 5,642	$ 7,200
Net income		604	369	149
Other comprehensive income				0
Purchases, assets		0	0	1,559
Sales, assets		0	0	(1,715)
Settlements, assets		(2,408)	(1,634)	(1,551)
Net transfers into/(out of) Level 3, assets		0	0	0
Ending Balance		2,573	4,377	5,642
Net unrealized gains/(losses) included in net income	[1]	159	369	225
Loans Held For Sale [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		27,418	27,910	230,456
Net income		3,380	2,765	52,494
Other comprehensive income				0
Purchases, assets		706	3,116	5,654
Sales, assets		0	0	(236,975)
Settlements, assets		(6,264)	(4,462)	(19,806)
Net transfers into/(out of) Level 3, assets	[2]	(3,316)	(1,911)	(3,913)
Ending Balance		21,924	27,418	27,910
Net unrealized gains/(losses) included in net income	[1]	3,380	2,765	1,991
AFS Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		1,500	3,307	3,826
Net income		0	(47)	0
Other comprehensive income				(64)
Purchases, assets		0	0	0
Sales, assets		0	(1,760)	0
Settlements, assets		(1,500)	0	(455)
Net transfers into/(out of) Level 3, assets		0	0	0
Ending Balance		0	1,500	3,307
Net unrealized gains/(losses) included in net income		0	0	0
Venture Capital Funds [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance			0	4,300
Net income				(2,995)
Other comprehensive income				0
Purchases, assets				0
Sales, assets				(5)
Settlements, assets				(1,300)
Net transfers into/(out of) Level 3, assets				0
Ending Balance				0
Net unrealized gains/(losses) included in net income				0
Mortgage Servicing Rights Net [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		1,841	2,517	72,793
Net income		31	0	1,248
Other comprehensive income				0
Purchases, assets		0	0	0
Sales, assets		(205)	0	(70,204)
Settlements, assets		(682)	(676)	(1,320)
Net transfers into/(out of) Level 3, assets		0	0	0
Ending Balance		985	1,841	2,517
Net unrealized gains/(losses) included in net income		0	0	43	[1]
Net Derivative Liabilities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		(4,810)	(5,240)	(2,915)
Net income		(2,634)	(775)	(5,981)
Other comprehensive income				0
Purchases, liabilities		0	0	0
Sales, liabilities		0	0	0
Settlements, liabilities		1,199	1,205	3,656
Net transfers in/(out) level 3, liabilities		0	0	0
Ending Balance		(6,245)	(4,810)	(5,240)
Net unrealized gains/(losses) included in other expense	[3]	$ (2,634)	$ (775)	$ (5,981)

[1]	Primarily included in mortgage banking income on the Consolidated Statements of Income.
[2]	Transfers out of recurring loans held-for-sale level 3 balances generally reflect movements out of recurring loans held-for-sale and into real estate acquired by foreclosure (level 3 nonrecurring).
[3]	Included in Other expens e .